LONG-TERM PREPAYMENTS AND DEPOSITS	12 Months Ended
Dec. 31, 2012
LONG-TERM PREPAYMENTS AND DEPOSITS
LONG-TERM PREPAYMENTS AND DEPOSITS

11.                               LONG-TERM PREPAYMENTS AND DEPOSITS

Long term prepayments and deposits consist of the following:

	December 31,
	2011	2012
Prepayments for acquisition of fixed assets	$1,132,235	$722,036
Other deposits	16,915,183	14,345,274
Other long-term prepayments	1,848,767	2,469,295
	$19,896,185	$17,536,605

Other deposits mainly represent deposits for concession contracts.